SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIFE OF ASSETS

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	3-5 years

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	3-5 years

SUMMARY OF EXCHANGE OF CURRENCY RATES	The exchange rates utilized are as follows:
	H1 2022	H12021
Year-end RMB exchange rate	6.6994	6.4586
Average annual RMB exchange rate	6.5108	6.4719
The exchange rates utilized are as follows:
	2020	2019
Year-end RMB exchange rate	6.5286	6.9631
Average annual RMB exchange rate	6.8984	6.9044